PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS, Additional Disclosures 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Target allocation percentage of plan assets by asset category [Abstract]
Equity securities, range minimum (in hundredths)	62.50%	62.50%
Equity securities, range maximum (in hundredths)	72.50%	72.50%
S and P 500 Stock Index, range minimum (in hundredths)	22.50%	14.50%
S and P 500 Stock Index, range maximum (in hundredths)	52.50%	24.50%
Large cap growth, range minimum (in hundredths)		4.00%
Large cap growth, range maximum (in hundredths)		14.00%
Large cap value, range minimum (in hundredths)		4.00%
Large cap value, range maximum (in hundredths)		14.00%
Small cap growth, range minimum (in hundredths)	0.00%	0.00%
Small cap growth, range maximum (in hundredths)	10.00%	10.00%
Small cap value, range minimum (in hundredths)	0.00%	0.00%
Small cap value, range maximum (in hundredths)	10.00%	10.00%
International, range minimum (in hundredths)	10.00%	10.00%
International, range maximum (in hundredths)	30.00%	30.00%
Fixed income, range minimum (in hundredths)	22.50%	22.50%
Fixed income, range maximum (in hundredths)	32.50%	32.50%
Cash and equivalents, range minimum (in hundredths)	0.00%	0.00%
Cash and equivalents, range maximum (in hundredths)	10.00%	10.00%
Aggregate fixed income, range minimum (in hundredths)	10.00%	10.00%
Aggregate fixed income, range maximum (in hundredths)	16.00%	16.00%
Core plus fixed income, range minimum (in hundredths)	7.50%	7.50%
Core plus fixed income, range maximum (in hundredths)	17.50%	17.50%
Real estate, range minimum (in hundredths)	0.00%	0.00%
Real estate, range maximum (in hundredths)	10.00%	10.00%
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 448,406,000	$ 421,940,000	$ 337,282,000
Estimated future annual payments for pension and other postretirement benefits [Abstract]
Contributions made to defined contribution plans classified as continuing operations	8,000,000	6,100,000	5,500,000
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	273,041,000	218,525,000
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	175,365,000	203,415,000
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
S and P 500 Stock Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168,910,000	83,993,000
S and P 500 Stock Index [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	168,910,000	83,993,000
S and P 500 Stock Index [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
S and P 500 Stock Index [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Large Cap Growth [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		39,039,000
Large Cap Growth [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Large Cap Growth [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		39,039,000
Large Cap Growth [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Large Cap Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		38,565,000
Large Cap Value [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		38,565,000
Large Cap Value [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Large Cap Value [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Small Cap Growth [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,462,000	23,158,000
Small Cap Growth [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,462,000	23,158,000
Small Cap Growth [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Small Cap Growth [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Small Cap Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,425,000	21,340,000
Small Cap Value [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,425,000	21,340,000
Small Cap Value [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Small Cap Value [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77,270,000	80,151,000
International Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77,270,000	80,151,000
International Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,442,000	9,627,000
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,000	1,000
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,441,000	9,626,000
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Aggregate Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,703,000	54,393,000
Aggregate Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Aggregate Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,703,000	54,393,000
Aggregate Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Core Plus Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61,243,000	51,468,000
Core Plus Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61,243,000	51,468,000
Core Plus Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Core Plus Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,951,000	20,206,000
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,951,000	20,206,000
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	448,406,000	421,940,000	337,282,000
Estimated future employer contributions in next fiscal year	50,600,000
Estimated future annual payments for pension and other postretirement benefits [Abstract]
2012	50,820,000
2013	39,650,000
2014	32,950,000
2015	35,270,000
2016	36,480,000
2017 though 2021	203,190,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	0
Estimated future employer contributions in next fiscal year	5,000,000
Estimated future annual payments for pension and other postretirement benefits [Abstract]
2012	4,990,000
2013	5,300,000
2014	5,610,000
2015	6,080,000
2016	6,570,000
2017 though 2021	$ 32,330,000